Supplemental guarantor consolidated statement of comprehensive income (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		$ 1,919	$ 1,713	$ 1,197	$ 3,631	$ 2,621
Total other comprehensive income that may be reclassified to the income statement, net of tax		459	(1,958)	333	(1,500)	1,847
Defined benefit plans, net of tax					(31)	(270)
Own credit on financial liabilities designated at fair value, net of tax					89	62
Total other comprehensive income that will not be reclassified to the income statement, net of tax		133	(73)	(1,369)	60	(212)
Total other comprehensive income		592	(2,032)	(1,035)	(1,440)	1,635
Total comprehensive income		2,510	(319)	161	2,192	4,256
Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		1,913	1,710	1,194	3,623	2,615
Foreign currency translation, net of tax		239	(691)	249	(452)	103
Financial assets measured at fair value through other comprehensive income, net of tax		14	(102)	1	(88)	149
Cash flow hedges, net of tax		222	(1,160)	95	(937)	1,600
Cost of hedging, net of tax		(16)	(6)	(13)	(23)	(4)
Total other comprehensive income that may be reclassified to the income statement, net of tax		459	(1,958)	333	(1,500)	1,847
Defined benefit plans, net of tax		0	(32)	(498)	(31)	(270)
Own credit on financial liabilities designated at fair value, net of tax		118	(29)	(872)	89	62
Total other comprehensive income that will not be reclassified to the income statement, net of tax		119	(61)	(1,370)	58	(208)
Total other comprehensive income		578	(2,019)	(1,037)	(1,442)	1,639
Total comprehensive income		2,491	(309)	157	2,181	4,254
Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		6	3	3	9	6
Foreign currency translation, net of tax		14	(12)	1	2	(4)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		14	(12)	1	2	(4)
Total other comprehensive income		14	(12)	1	2	(4)
Total comprehensive income		$ 20	$ (9)	$ 4	10	3
Elimination entries
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)					(2,003)	(1,333)
Total comprehensive income					(1,494)	(1,413)
Elimination entries | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)					(2,003)	(1,333)
Foreign currency translation, net of tax					515	(72)
Financial assets measured at fair value through other comprehensive income, net of tax					0	0
Cash flow hedges, net of tax					(5)	(8)
Cost of hedging, net of tax						0
Total other comprehensive income that may be reclassified to the income statement, net of tax					509	(80)
Defined benefit plans, net of tax					0	0
Total other comprehensive income that will not be reclassified to the income statement, net of tax					0	0
Total other comprehensive income					509	(80)
Total comprehensive income					(1,494)	(1,413)
UBS AG (standalone) | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[1]				3,070	2,352
Total comprehensive income	[1]				2,478	3,647
UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[1]				3,070	2,352
Foreign currency translation, net of tax	[1]				(38)	7
Financial assets measured at fair value through other comprehensive income, net of tax	[1]				0	0
Cash flow hedges, net of tax	[1]				(662)	1,348
Cost of hedging, net of tax	[1]				(23)	9
Total other comprehensive income that may be reclassified to the income statement, net of tax	[1]				(723)	1,364
Defined benefit plans, net of tax	[1]				41	(131)
Own credit on financial liabilities designated at fair value, net of tax	[1]				89	62
Total other comprehensive income that will not be reclassified to the income statement, net of tax	[1]				131	(69)
Total other comprehensive income	[1]				(592)	1,295
Total comprehensive income	[1]				2,478	3,647
UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[1]				1,331	904
Total comprehensive income	[1]				407	1,169
UBS Switzerland AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[1]				1,331	904
Foreign currency translation, net of tax	[1]				(641)	278
Financial assets measured at fair value through other comprehensive income, net of tax	[1]				0	0
Cash flow hedges, net of tax	[1]				(159)	84
Cost of hedging, net of tax						0
Total other comprehensive income that may be reclassified to the income statement, net of tax	[1]				(801)	362
Defined benefit plans, net of tax	[1]				(123)	(97)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	[1]				(123)	(97)
Total other comprehensive income	[1]				(924)	265
Total comprehensive income	[1]				407	1,169
Other subsidiaries | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[2]				1,233	698
Total comprehensive income	[2]				800	854
Other subsidiaries | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[2]				1,224	691
Foreign currency translation, net of tax	[2]				(287)	(111)
Financial assets measured at fair value through other comprehensive income, net of tax	[2]				(88)	149
Cash flow hedges, net of tax	[2]				(110)	176
Cost of hedging, net of tax	[2]					(13)
Total other comprehensive income that may be reclassified to the income statement, net of tax	[2]				(485)	201
Defined benefit plans, net of tax	[2]				50	(42)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	[2]				50	(42)
Total other comprehensive income	[2]				(435)	160
Total comprehensive income	[2]				790	851
Other subsidiaries | Reportable legal entities | Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income	[2]				$ 10	$ 3

[1]	Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements, available under “Complementary financial information” at ubs.com/investors, for information prepared in accordance with Swiss GAAP
[2]	The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries.